SHAREHOLDERS' EQUITY (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	2,876,642	3,353,457
Weighted average exercise price	$ 4.68	$ 4.50
Number of options exercisable	1,850,677
Weighted average exercise price of exercisable options	$ 4.58
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	2,881,642
Weighted average remaining contractual life (in years)	3 years 7 months 28 days
Weighted average exercise price	$ 4.69
Number of options exercisable	1,854,427
Weighted average exercise price of exercisable options	$ 4.58
Range of Exercise Price 0.00-1.10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	5,875
Weighted average remaining contractual life (in years)	6 months 14 days
Weighted average exercise price	$ 0.00
Number of options exercisable	5,500
Weighted average exercise price of exercisable options	$ 0.00
Range of Exercise Price 1.50-2.51 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	43,250
Weighted average remaining contractual life (in years)	1 year 8 months 8 days
Weighted average exercise price	$ 2.04
Number of options exercisable	43,250
Weighted average exercise price of exercisable options	$ 2.04
Range of Exercise Price 2.57-4.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	980,805
Weighted average remaining contractual life (in years)	3 years
Weighted average exercise price	$ 3.51
Number of options exercisable	714,430
Weighted average exercise price of exercisable options	$ 3.43
Range of Exercise Price 4.03-6.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,400,388
Weighted average remaining contractual life (in years)	4 years 1 month 6 days
Weighted average exercise price	$ 4.90
Number of options exercisable	821,671
Weighted average exercise price of exercisable options	$ 4.99
Range of Exercise Price 6.51-8.23 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	451,324
Weighted average remaining contractual life (in years)	3 years 11 months 12 days
Weighted average exercise price	$ 6.87
Number of options exercisable	269,576
Weighted average exercise price of exercisable options	$ 6.88